Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Interest income on investments	$ 100	$ 100	$ 100
Shipping and handling costs	$ 573	$ 554	$ 537
Hong Kong, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.8275	7.7904	7.7904
Chinese Renminbi, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	6.9061	7.2429	7.1447